Intangible assets, net (Details 3)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Year ending June 30, 2013	$ 693,787	4,407,626
Year ending June 30, 2014	693,787	4,407,626
Year ending June 30, 2015	656,446	4,170,404
Year ending June 30, 2016	653,386	4,150,959
Year ending June 30, 2017	$ 653,386	4,150,959